Financial instruments risk (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments risk [Abstract]
Monetary assets and liabilities denominated in foreign currencies
At December 31, 2016 and 2015, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2017		2016
	US $	Other currencies	US $	Other currencies
Assets	$548,919	$1,120	$1,217,594	$1,728
Liabilities	(828,367)	(134,547)	(1,177,029)	(151,080)
	$(279,448)	$(133,427)	$40,565	$(149,352)

Disclosure of nature and extent of risks arising from financial instruments [line items]
Unimpaired accounts receivable
Some of the unimpaired accounts receivable are in arrears on the reporting date, as shown as follows:

	2017	2016
Up to 3 months	$3,569	$2,462
Up to 4 months	7,643	23,302
More than 4 months	47,898	378,392
	$59,110	$404,156

Contractual maturities of financial liabilities
At December 31, 2017 and 2016, the financial liabilities of Grupo TMM have contractual maturities (including interest payments as applicable) are summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 months	1 to 4 years	More than 4 years
At December 31, 2017
Trade payables	$-	$169,072	$-	$-
Accounts payable and accrued expenses	-	366,918	-	-
Financial debt	333,814	168,547	396,257	-
	$333,814	$704,537	$396,257	$-

At December 31, 2016
Trade payables	$-	$189,576	$-	$-
Accounts payable and accrued expenses	-	405,505	-	-
Financial debt	685,231	55,139	494,664	8,835,123
	$685,231	$650,220	$494,664	$8,835,123

Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis
If the peso had strengthened or weakened against the USD by 4.73% for 2017 and 19.70% for 2016, this would have had the following impact on the monetary position:

	2017		2016
	4.73% Increase in the exchange rate	4.73% decrease in the exchange rate	19.70% Increase in the exchange rate	19.70% decrease in the exchange rate
Assets in US dollars	$25,989	$(25,989)	$239,821	$(239,821)
Assets in other currencies	53	(53)	340	(340)
Liabilities in US dollars	(39,219)	39,219	(231,831)	231,831
Liabilities in other currencies	(6,370)	6,370	(29,757)	29,757
	$(19,547)	$19,547	$(21,427)	$(21,427)

Interest Rate Risks [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis
The following table illustrates the sensitivity in operations at December 31, 2017 and 2016 to a reasonably possible change in the interest rates of +/- 1%. These changes are considered to be reasonably possible based on the current market conditions. The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2017		2016
	+1% Variance	-1% Variance	+1% Variance	-1% Variance
Profit or loss for the year	$(2,048)	$2,048	$(2,262)	$2,262